Condensed Consolidated Statements of Changes in Stockholders' Deficit (Parenthetical)	3 Months Ended
Mar. 31, 2026 USD ($)
Condensed Consolidated Statements of Changes in Stockholders' Deficit
Offering costs	$ 559,962